Consolidated Statements of Cash Flows - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement of cash flows [abstract]
Profit (Loss) for the year	R$ 2,244,511	R$ 5,200,583	R$ 111,229
Adjustments to reconcile net income (loss) to net cash provided by operations:
Accrued charges on borrowings and financing	1,879,116	1,938,077	2,346,598
Charges on loans and financing granted	(58,728)	(50,239)	(54,777)
Depreciation/ depletion / amortization	1,519,331	1,273,021	1,453,335
Equity in results of affiliated companies	(125,715)	(135,706)	(109,111)
Charges on lease liabilities.	52,607
Deferred income tax and social contribution	(2,398,400)	(576,895)	50,128
Provision for tax, social security, labor and civil risks	(164,223)	(34,279)	10,166
Monetary variations and exchange differences	853,449	1,002,137	250,660
Gain/(Loss) of derivative financial instruments			(28,503)
Contractual agremeent	(131,817)
Eletrobras's compulsory loan			(755,151)
Proceeds from disposal of fixed and intangible assets	114,603	38,245	28,127
Provision (Reversal) for consumption and services	(130,339)	55,726	(44,921)
Provision for actuarial liabilities	(20,194)	(20,984)	(36,953)
PIS and COFINS credits	(160,609)	(2,208,462)
Net gain on sale of a foreign subsidiary		(1,164,294)
Provision for environmental liabilities and decommissioning of assets	17,110	(55,247)	(10,051)
Updated shares - Fair value through profit or loss (VJR)	118,780	(1,655,813)
Other provisions	104,869	(21,877)	82,682
Total Adjustments to reconcile net income (loss) to net cash provided by operations	3,714,351	3,583,993	3,293,458
Changes in assets and liabilities
Trade receivables - third parties	49,338	99,223	(300,449)
Trade receivables - related parties	(77,271)	22,071	14,449
Inventories	(218,242)	(800,050)	(442,109)
Receivables from related parties/Dividends	99,276	113,800	68,224
Recoverable taxes	14,051	238,181	(100,470)
Judicial deposits	19,312	(7,496)	(6,720)
Trade payables	(354,288)	925,176	711,953
Trade payables - Drawee risk	1,055,546	65,766
Payroll and related taxes	36,271	(1,100)	(3,658)
Taxes in installments - REFIS	280,413	(23,806)	23,775
Payables to related parties	1,956	129,031	46,081
Advance from customer	2,524,826
Interest paid	(2,039,112)	(2,141,710)	(2,634,931)
Other	(234,548)	5,026	(97,752)
Increase (Decrease) in assets and liabilities	1,157,528	(1,375,888)	(2,721,607)
Net cash generated by operating activities	4,871,879	2,208,105	571,851
Investments / acquisition of shares	(209,832)	(218,840)
Purchase of property, plant and equipment	(2,214,456)	(1,317,102)	(1,059,481)
Receipt/(Payment) in derivative transactions	(230)	(372)	30,453
Purchase of intangible assets	(1,427)	(2,200)	(622)
Loans granted to related parties	(101,913)	(101,908)	(49,072)
Loans received from related parties	23,623		4,819
Financial investment, net of redeemed amount	289,213	(167,773)	24,679
Cash received by disposal of Usiminas' shares		39,377
Net cash received from the sale of a foreign subsidiary		1,670,359
Cash used to acquire interest in CBSI	(21,345)
Net cash used in investing activities	(2,236,367)	(98,459)	(1,049,224)
Borrowings and financing raised	10,068,627	2,143,679	534,506
Cost of borrowing	(67,362)	(92,287)	(238)
Payment of borrowings	(11,775,093)	(5,019,978)	(1,528,023)
Amortization of leases	(94,727)
Payment of dividends and interests on shareholder's equity	(1,920,309)	(502,002)
Treasury shares		213,402
Net cash used in financing activities	(3,788,864)	(3,257,186)	(993,755)
Exchange rate changes on cash and cash equivalents of foreign subsidiaries	(5,697)	(16,028)	11,538
Increase (Decrease) in cash and cash equivalents	(1,159,049)	(1,163,568)	(1,459,590)
Cash and cash equivalents at the beginning of the year	2,248,004	3,411,572	4,871,162
Cash and cash equivalents at the end of the year	R$ 1,088,955	R$ 2,248,004	R$ 3,411,572